Supplement to the Service Class Prospectus for the Lincoln Variable Insurance
                      Products Trust dated April 30, 2007,
       as Supplemented June 15, 2007, August 27, 2007 and November 8, 2007

                             LVIP Delaware Bond Fund

Effective January 1, 2008, on Page DB-1, the Annual Fund Operating Expenses table within the Fees and Expenses section is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
     -------------------------------------------------------- ----------------
           Management Fee                                       0.34%
     -------------------------------------------------------- ----------------
           Distribution and/or Service (12b-1) fees(1)          0.35%
     -------------------------------------------------------- ----------------
           Other Expenses(2)                                    0.07%
     -------------------------------------------------------- ----------------
           Annual Fund Operating Expenses                       0.76%
     -------------------------------------------------------- ----------------

1 The 12b-1 fee information in the table above has been restated to reflect the increase in the 12b-1 fee.
2 The fees and expenses shown in the table above have been restated to reflect a change in the administration agreement, which may result in higher administration fees being charged to the fund. In addition, the fees and expenses have been restated to reflect a change in expense allocation methodology. Effective January 1, 2007, expenses common to all funds of the Trust will be allocated to each fund based on their relative average net assets.

The results of the expense example are deleted and replaced with the following:
1 year = $78, 3 years = $243, 5 years = $422, and 10 years = $942.

                           LVIP Growth and Income Fund

Effective January 1, 2008, on Page DGI-2, the Annual Fund Operating Expenses table within the Fees and Expenses section is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
     ---------------------------------------------------------- --------------
           Management Fee                                         0.33%
     ---------------------------------------------------------- --------------
           Distribution and/or Service (12b-1) fees(1)            0.35%
     ---------------------------------------------------------- --------------
           Other Expenses(2)                                      0.07%
     ---------------------------------------------------------- --------------
           Annual Fund Operating Expenses                         0.75%
     ---------------------------------------------------------- --------------

1 The 12b-1 fee information in the table above has been restated to reflect the increase in the 12b-1 fee.
2 The fees and expenses shown in the table above have been restated to reflect a change in the administration agreement, which may result in higher administration fees being charged to the fund. In addition, the fees and expenses have been restated to reflect a change in expense allocation methodology. Effective January 1, 2007, expenses common to all funds of the Trust will be allocated to each fund based on their relative average net assets.

The results of the expense example are deleted and replaced with the following:
1 year = $77, 3 years = $240, 5 years = $417, and 10 years = $930.

                           LVIP Delaware Managed Fund

Effective January 1, 2008, on Page DM-6, the Annual Fund Operating Expenses table within the Fees and Expenses section is deleted, and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
     -------------------------------------------------------- ----------------
           Management Fee                                        0.41%
     -------------------------------------------------------- ----------------
           Distribution and/or Service (12b-1) fees(1)           0.35%
     -------------------------------------------------------- ----------------

           Other Expenses(2)                                     0.09%
     -------------------------------------------------------- ----------------
           Annual Fund Operating Expenses                        0.85%
     -------------------------------------------------------- ----------------

1 The 12b-1 fee information in the table above has been restated to reflect the increase in the 12b-1 fee.
2 The fees and expenses shown in the table above have been restated to reflect a change in the administration agreement, which may result in higher administration fees being charged to the fund. In addition, the fees and expenses have been restated to reflect a change in expense allocation methodology. Effective January 1, 2007, expenses common to all funds of the Trust will be allocated to each fund based on their relative average net assets.

The results of the expense example are deleted and replaced with the following:
1 year = $87, 3 years = $271, 5 years = $471, and 10 years = $1,049.

                       LVIP Delaware Social Awareness Fund

Effective January 1, 2008, on Page DSA-3, the Annual Fund Operating Expenses table within the Fees and Expenses section is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
     --------------------------------------------------- ---------------------
           Management Fee                                      0.35%
     --------------------------------------------------- ---------------------
           Distribution and/or Service (12b-1) fees(1)         0.35%
     --------------------------------------------------- ---------------------
           Other Expenses(2)                                   0.07%
     --------------------------------------------------- ---------------------
           Annual Fund Operating Expenses                      0.77%
     --------------------------------------------------- ---------------------

1 The 12b-1 fee information in the table above has been restated to reflect the increase in the 12b-1 fee.
2 The fees and expenses shown in the table above have been restated to reflect a change in the administration agreement, which may result in higher administration fees being charged to the fund. In addition, the fees and expenses have been restated to reflect a change in expense allocation methodology. Effective January 1, 2007, expenses common to all funds of the Trust will be allocated to each fund based on their relative average net assets.

The results of the expense example are deleted and replaced with the following:
1 year = $79, 3 years = $246, 5 years = $428, and 10 years = $954.

                    LVIP Delaware Special Opportunities Fund

Effective January 1, 2008, on Page DSO-1, the Annual Fund Operating Expenses table within the Fees and Expenses section is deleted, and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
     ------------------------------------------------------ --------------
           Management Fee                                    0.37%
     ------------------------------------------------------ --------------
           Distribution and/or Service (12b-1) fees(1)       0.35%
     ------------------------------------------------------ --------------
           Other Expenses(2)                                 0.08%
     ------------------------------------------------------ --------------
           Annual Fund Operating Expenses                    0.80%
     ------------------------------------------------------ --------------

1 The 12b-1 fee information in the table above has been restated to reflect the increase in the 12b-1 fee.
2 The fees and expenses shown in the table above have been restated to reflect a change in the administration agreement, which may result in higher administration fees being charged to the fund. In addition, the fees and expenses have been restated to reflect a change in expense allocation methodology. Effective January 1, 2007, expenses common to all funds of the Trust will be allocated to each fund based on their relative average net assets.

The results of the expense example are deleted and replaced with the following:
1 year = $82, 3 years = $255, 5 years = $444, and 10 years = $990.

This Supplement is dated December 20, 2007.